Contract Assets (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD

Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	5,494,391	5,960,812
Retainage included in contract assets due to being conditional on something other than solely passage of time	2,096,843	977,931
Less: allowance for credit loss	(650,759)	(99,646)
Contract assets, net	6,940,475	6,839,097

Contract assets, current	5,304,061	6,098,497
Contract assets, non-current	1,636,414	740,600

Schedule of Movement of Revenue Recognized in Excess of Amounts Payable

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2025	2024
	USD	USD

Balance at beginning of the year	5,960,812	2,453,088
Increase as a result of total work completed during the year	33,851,041	27,572,692
Decrease as a result of total amount billed out	(34,317,462)	(24,064,968)
Balance at end of the year	5,494,391	5,960,812

Schedule of Movement of Retainage Before Net of Allowance for Credit Loss

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2025	2024
	USD	USD

Balance at beginning of the year	977,931	793,481
Increase as a result of changes in progress of ongoing projects	1,145,165	431,521
Reclassified to accounts receivable as payment becomes unconditional	(26,253)	(247,071)
Balance at end of the year	2,096,843	977,931

Schedule of Movement of Allowance for Loss Account

The movement of allowance for loss accounts are as follows:

	As of March 31,
	2025	2024
	USD	USD

Balance at beginning of the year	99,646	25,021
Addition during the year	551,113	74,625
Balance at end of the year	650,759	99,646